Litigation (Details) - USD ($) $ in Millions				1 Months Ended			3 Months Ended	12 Months Ended
	May 01, 2022	May 14, 2021	Dec. 07, 2020	Apr. 30, 2022	Oct. 31, 2021	May 21, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Litigation (Details) [Line Items]
Alleged funding amount											$ 3.0
Disposition		$ 3.0
Agreement total amount			$ 3.0
Plus payment			$ 0.5
Settlement agreement			the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash.
Legal accrual									$ 1.9
Initial payment							$ 0.4
Mr. Selkoe [Member]
Litigation (Details) [Line Items]
Accrued amount										$ 3.2
Severance payments	$ 0.3							$ 2.9
Bridging Finance Group [Member]
Litigation (Details) [Line Items]
Alleged funding amount											$ 30.0
Ms. Butler [Member]
Litigation (Details) [Line Items]
Legal accrual									$ 0.8
Preliminary settlement payable						$ 0.8
Treschow-Fritzoe [Member]
Litigation (Details) [Line Items]
Legal accrual					$ 0.8					$ 1.2
Subsequently paid in cash				$ 0.8